Unaudited Condensed Consolidated Interim Statements of Cash Flows - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flow from operating activities
Profit before income tax and social contribution	R$ 1,323,860	R$ 1,132,945
Adjustments for:
Depreciation and amortization	773,785	657,145
Residual value of property, plant and equipment, intangible assets and investment properties written-off	918	3,515
Allowance for doubtful accounts	190,518	162,805
Provisions and inflation adjustment of provisions	83,945	70,031
Interest calculated on borrowings and financing payable	344,775	316,805
Inflation adjustment and exchange (losses) gains on borrowings and financing	47,701	(13,316)
Interest and inflation adjustments on liabilities	5,271	6,915
Interest and inflation adjustments on assets	(60,490)	(28,976)
Finance charges from customers	(109,237)	(95,653)
Construction margin on intangible assets arising from concession agreements	(30,055)	(26,519)
Provision for Consent Decree (TAC) and Knowledge Retention Program (PRC)	(107,796)	(345)
Equity results of investments in affiliaties	(8,893)	(6,334)
Interest and monetary adjustments on PPP	145,823	123,045
Transfer to the São Paulo Municipal Government	174,673	155,387
Pension plan obligations	48,879	51,921
Other adjustments	4,346	4,119
Total Adjustments	2,828,023	2,513,490
Changes in assets
Trade receivables	(154,632)	(183,680)
Accounts receivable from related parties	6,553	10,172
Inventories	(36,158)	6,951
Recoverable taxes	166,474	(23,531)
Escrow deposits	12,497	(742)
Other assets	(41,024)	(33,323)
Changes in liabilities
Trade payables and contractors	(419,392)	(414,033)
Services payable	(86,703)	(274,097)
Accrued payroll and related taxes	33,630	(2,630)
Taxes and contributions payable	(85,314)	(225,360)
Deferred Cofins and Pasep	5,168	1,591
Provisions	(47,176)	(31,604)
Pension plan obligations	(60,520)	(58,324)
Other liabilities	74,993	(232,389)
Cash generated from operations	(631,604)	(1,460,999)
Interest paid	(473,596)	(543,850)
Income tax and social contribution paid	(325,403)	(113,335)
Net cash generated from operating activities	1,397,420	395,306
Cash flows from investing activities
Acquisition of contract assets and intangible assets	(571,410)	(570,332)
Restricted cash	9,250	(10,827)
Financial investments	(1,706,738)	28,560
Purchase of property, plant and equipment	(15,911)	(30,954)
Net cash used in investing activities	(2,284,809)	(583,553)
Cash flows from financing activities
Proceeds from loans	2,939,695	121,611
Payment of loans	(660,026)	(716,239)
Public-Private Partnership - PPP	(209,734)	(208,764)
Program Contract Commitments	(1,639)	(39,396)
Net cash generated by (used in) financing activities	2,068,296	(842,788)
Increase / (decrease) in cash and cash equivalents	1,180,907	(1,031,035)
Represented by:
Cash and cash equivalents at the beginning of the period	838,484	1,867,485
Cash and cash equivalents at the end of the period	2,019,391	836,450
Increase / (decrease) in cash and cash equivalents	R$ 1,180,907	R$ (1,031,035)